Income Taxes (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Provision (Benefit) for Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year ended March 31,
	2017	2018	2019	(INR)
	INR	INR	INR	US$
Current tax expense/(benefit)*	509,083	(117,399)	128,022	1,851
Withholding Tax on interest on Inter-corporate debt	—	133,715	192,360	2,781
Deferred income tax expense/(benefit)	383,250	(269,198)	(167,570)	(2,423)
Total	892,333	(252,882)	152,812	2,210
*	Current tax on profit before tax.

Summary of Income/(Loss) Before Income Taxes

Income/(loss) before income taxes is as follows:

	March 31,
	2017	2018	2019	2019
	(INR)	(INR)	(INR)	(US$)
Domestic operations	(28,504)	61,995	261,588	3,782
Foreign operations	(270,732)	(1,337,106)	29,717	430
Total	(299,236)	(1,275,111)	291,305	4,212

Summary of Net Deferred Income Taxes

Net deferred income taxes in the consolidated balance sheet is as follows:

	March 31,
	2018	2019	2019
	(INR)	(INR)	(US$)
Deferred tax assets	1,767,733	2,734,923	39,544
Less: valuation allowance	(715,340)	(328,398)	(4,748)
Net deferred tax assets	1,052,393	2,406,525	34,796
Deferred tax liability	892,138	2,053,808	29,696

Change in Valuation Allowance for Deferred Tax Assets

Change in the valuation allowance for deferred tax assets as of March 31, 2018 and March 31, 2019 is as follows:

	March 31,
	2018	2019	2019
	(INR)	(INR)	(US$)
Opening valuation allowance	12,845	715,340	10,343
Valuation allowance on adoption of ASU 2016-16	1,154,053	—	—
Movement during the Year	(451,558)	(386,942)	(5,595)
Closing valuation allowance	715,340	328,398	4,748

Components of Net Deferred Income Tax Assets and Liabilities

The significant components of the net deferred income tax assets and liabilities exclusive of amounts that would not have any tax consequences because they will reverse within the Tax Holiday Period, are as follows:

	As of March 31,
	2018	2019	2019
	(INR)	(INR)	(US$)
Deferred tax assets:
Net operating loss	550,923	1,428,914	20,661
Tax on Inter — Company margin	500,474	205,129	2,966
Deferred revenue	216,225	315,881	4,567
Asset retirement obligation	79,325	141,523	2,046
Depreciation and amortization	957,272	827,576	7,218
Minimum alternate tax credit	456,152	767,307	11,095
Allowance for doubtful accounts	15,541	13,976	202
Other deductible temporary difference	59,410	83,312	1,205
Valuation allowance	(715,340)	(328,398)	(4,748)
Deferred tax liabilities:
Depreciation and amortization	(1,911,206)	(2,790,299)	(35,597)
Other comprehensive income	(48,521)	(312,204)	(4,514)
Net deferred tax (liability) asset	160,255	352,717	5,101

Schedule of Effective Income Tax Rate Differs from Amount Computed by Applying Statutory Income Tax Rate to Loss Before Income Taxes

The effective income tax rate differs from the amount computed by applying the statutory income tax rate to loss before income taxes as follows:

	For the Year ended March 31,
	2017		2018		2019
	Tax (INR)%		Tax (INR)%		Tax (INR)%		US$
Statutory income tax (benefit)/expense	(103,494)	(34.60)%	(445,523)	(34.94)%	101,782	34.94%	1,472
Temporary differences reversing in the Tax Holiday Period	223,897	74.87%	333,565	26.12%	303,660	(103.92)%	4,391
Taxes on intercompany transaction reversing in the Tax Holiday Period	741,474	247.96%	—	—	—	—	—
Impact of changes in tax rate	—	—	112,547	8.83%	—	—	—
Permanent timing differences	—	—	116,739	9.16%	28,895	9.92%	418
Valuation allowance created / (reversed) during the year	4,274	1.42%	(451,558)	(35.41)%	(386,942)	(112.73)%	(5,595)
Other difference	26,182	8.55%	81,348	6.38	105,417	224.03%	1,524
Total	892,333	298.20%	(252,882)	(19.8)%	152,812	52.24%	2,210